Third party reinsurance - Industry loss warranty contracts and Narrative (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) event	Dec. 31, 2018 USD ($)
Third party reinsurance
Reinsurance recoverable on paid losses	$ 73,900,000	$ 55,000,000
Reinsurance recoverable on unpaid losses	$ 410,300,000	$ 350,200,000
Excess of loss reinsurance coverage
Third party reinsurance
Cost coverage of original insurance premium (as a percent)	100.00%
Industry loss warranty contract
Third party reinsurance
Number of loss events covered | event	1
Industry loss warranty contract | United States excluding North East | All natural perils
Third party reinsurance
Limit	$ 5,000,000
Trigger	$ 40,000,000,000
Global Reinsurance
Third party reinsurance
Quota share treaty, percentage	12.50%
Global Reinsurance | Industry loss warranty contract
Third party reinsurance
Limit	$ 27,500,000
Global Reinsurance | Minimum | Excess of loss reinsurance coverage
Third party reinsurance
Reinsurance protection in excess of retention	150,000,000.0
Global Reinsurance | Minimum | Industry loss warranty contract
Third party reinsurance
Reinsurance protection in excess of retention	400,000,000
Global Reinsurance | Maximum | Excess of loss reinsurance coverage
Third party reinsurance
Reinsurance protection in excess of retention	2,000,000,000.0
Global Reinsurance | Maximum | Industry loss warranty contract
Third party reinsurance
Reinsurance protection in excess of retention	800,000,000
Global A&H | Excess of loss reinsurance coverage
Third party reinsurance
Retention amount	$ 1,500,000